Subsidiary Guarantees of Debt - Condensed Consolidating Statement of Earnings (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiary Guarantees of Debt
Ownership interest in guarantor subsidiaries (as a percent)									100.00%
Net sales	$ 2,747	$ 2,908	$ 2,855	$ 2,473	$ 2,523	$ 2,752	$ 2,030	$ 1,756	$ 10,983	$ 9,061	$ 7,997
Costs and expenses
Cost of sales (excluding depreciation and amortization)									(8,717)	(7,296)	(6,460)
Depreciation and amortization									(729)	(453)	(286)
Selling, general and administrative									(514)	(512)	(450)
Business consolidation and other activities									(221)	(337)	(195)
Total costs and expenses									(10,181)	(8,598)	(7,391)
Earnings before interest and taxes									802	463	606
Interest expense									(285)	(229)	(143)
Debt refinancing and other costs									(3)	(109)	(117)
Total interest expense									(288)	(338)	(260)
Earnings before taxes	268	50	112	84	92	50	192	(209)	514	125	346
Tax (provision) benefit									(165)	126	(47)
Equity in results of affiliates, net of tax									31	15	4
Net earnings									380	266	303
Net earnings attributable to noncontrolling interests									(6)	(3)	(22)
Net earnings attributable to Ball Corporation	$ 159	$ 48	$ 99	$ 68	$ 52	$ 31	$ 307	$ (127)	374	263	281
Comprehensive earnings (loss) attributable to Ball Corporation									659	(38)	163
Guarantees Relating to Senior Notes
Subsidiary Guarantees of Debt
Net sales									10,983	9,061	7,997
Costs and expenses
Cost of sales (excluding depreciation and amortization)									(8,717)	(7,296)	(6,460)
Depreciation and amortization									(729)	(453)	(286)
Selling, general and administrative									(514)	(512)	(450)
Business consolidation and other activities									(221)	(337)	(195)
Total costs and expenses									(10,181)	(8,598)	(7,391)
Earnings before interest and taxes									802	463	606
Interest expense									(285)	(229)	(143)
Debt refinancing and other costs									(3)	(109)	(117)
Total interest expense									(288)	(338)	(260)
Earnings before taxes									514	125	346
Tax (provision) benefit									(165)	126	(47)
Equity in results of affiliates, net of tax									31	15	4
Net earnings									380	266	303
Net earnings attributable to noncontrolling interests									(6)	(3)	(22)
Net earnings attributable to Ball Corporation									374	263	281
Comprehensive earnings (loss) attributable to Ball Corporation									659	(38)	163
Guarantees Relating to Senior Notes | Eliminating Adjustments
Subsidiary Guarantees of Debt
Net sales									(223)	(207)	(50)
Costs and expenses
Cost of sales (excluding depreciation and amortization)									223	207	50
Equity in results of subsidiaries									(774)	(1,114)	(668)
Total costs and expenses									(551)	(907)	(618)
Earnings before interest and taxes									(774)	(1,114)	(668)
Earnings before taxes									(774)	(1,114)	(668)
Net earnings									(774)	(1,114)	(668)
Net earnings attributable to Ball Corporation									(774)	(1,114)	(668)
Comprehensive earnings (loss) attributable to Ball Corporation									(1,309)	(583)	(428)
Ball Corporation | Guarantees Relating to Senior Notes
Costs and expenses
Depreciation and amortization									(8)	(5)	(6)
Selling, general and administrative									(168)	(58)	(80)
Business consolidation and other activities									(120)	(577)	(159)
Equity in results of subsidiaries									673	692	453
Intercompany									301	345	207
Total costs and expenses									678	397	415
Earnings before interest and taxes									678	397	415
Interest expense									(275)	(207)	(139)
Debt refinancing and other costs										(97)	(115)
Total interest expense									(275)	(304)	(254)
Earnings before taxes									403	93	161
Tax (provision) benefit									(29)	170	120
Net earnings									374	263	281
Net earnings attributable to Ball Corporation									374	263	281
Comprehensive earnings (loss) attributable to Ball Corporation									659	(38)	163
Guarantor Subsidiaries | Guarantees Relating to Senior Notes
Subsidiary Guarantees of Debt
Net sales									5,674	5,011	4,788
Costs and expenses
Cost of sales (excluding depreciation and amortization)									(4,722)	(4,135)	(3,959)
Depreciation and amortization									(209)	(164)	(132)
Selling, general and administrative									(151)	(207)	(170)
Business consolidation and other activities									(56)	(49)	(18)
Equity in results of subsidiaries									141	455	215
Intercompany									(150)	(254)	(175)
Total costs and expenses									(5,147)	(4,354)	(4,239)
Earnings before interest and taxes									527	657	549
Interest expense									6	(1)	5
Total interest expense									6	(1)	5
Earnings before taxes									533	656	554
Tax (provision) benefit									(79)	(105)	(110)
Equity in results of affiliates, net of tax									14	8	2
Net earnings									468	559	446
Net earnings attributable to Ball Corporation									468	559	446
Comprehensive earnings (loss) attributable to Ball Corporation									731	296	328
Non-Guarantor Subsidiaries | Guarantees Relating to Senior Notes
Subsidiary Guarantees of Debt
Net sales									5,532	4,257	3,259
Costs and expenses
Cost of sales (excluding depreciation and amortization)									(4,218)	(3,368)	(2,551)
Depreciation and amortization									(512)	(284)	(148)
Selling, general and administrative									(195)	(247)	(200)
Business consolidation and other activities									(45)	289	(18)
Equity in results of subsidiaries									(40)	(33)
Intercompany									(151)	(91)	(32)
Total costs and expenses									(5,161)	(3,734)	(2,949)
Earnings before interest and taxes									371	523	310
Interest expense									(16)	(21)	(9)
Debt refinancing and other costs									(3)	(12)	(2)
Total interest expense									(19)	(33)	(11)
Earnings before taxes									352	490	299
Tax (provision) benefit									(57)	61	(57)
Equity in results of affiliates, net of tax									17	7	2
Net earnings									312	558	244
Net earnings attributable to noncontrolling interests									(6)	(3)	(22)
Net earnings attributable to Ball Corporation									306	555	222
Comprehensive earnings (loss) attributable to Ball Corporation									$ 578	$ 287	$ 100